VIRTUS Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—1.1%
Magnite, Inc.(1)	5,652	$ 74
WideOpenWest, Inc.(1)	11,283	197
		271

Consumer Discretionary—15.5%
Bally’s Corp.(1)	4,880	150
CarParts.com, Inc.(1)	9,652	65
Children’s Place, Inc. (The)(1)	1,514	75
Churchill Downs, Inc.	1,950	432
Crocs, Inc.(1)	1,530	117
Dine Brands Global, Inc.	3,794	296
Five Below, Inc.(1)	2,539	402
Lithia Motors, Inc.	1,121	336
Monarch Casino & Resort, Inc.(1)	4,247	370
Papa John’s International, Inc.	1,898	200
Planet Fitness, Inc. Class A(1)	3,152	266
RH(1)	621	203
Texas Roadhouse, Inc. Class A	4,948	414
Wingstop, Inc.	3,510	412
		3,738

Consumer Staples—2.1%
Performance Food Group Co.(1)	3,602	184
WD-40 Co.	1,747	320
		504

Financials—6.7%
Ares Management Corp. Class A	5,022	408
Customers Bancorp, Inc.(1)	6,031	314
First Financial Bankshares, Inc.	4,979	220
Goosehead Insurance, Inc. Class A	2,858	224
NMI Holdings, Inc. Class A(1)	6,141	127
RLI Corp.	2,856	316
		1,609

Health Care—24.4%
Akero Therapeutics, Inc.(1)	4,212	60
Amicus Therapeutics, Inc.(1)	15,191	144
Arrowhead Pharmaceuticals, Inc.(1)	2,807	129
Cara Therapeutics, Inc.(1)	9,092	111
Chemed Corp.	1,493	756
Fate Therapeutics, Inc.(1)	3,975	154
Insmed, Inc.(1)	7,341	173
Inspire Medical Systems, Inc.(1)	3,343	858
Insulet Corp.(1)	403	107
LHC Group, Inc.(1)	2,100	354
Madrigal Pharmaceuticals, Inc.(1)	1,213	119
Natera, Inc.(1)	8,920	363
Nkarta, Inc.(1)	3,423	39
	Shares	Value

Health Care—continued
Novocure Ltd.(1)	3,560	$ 295
Outset Medical, Inc.(1)	3,597	163
Penumbra, Inc.(1)	1,072	238
Phreesia, Inc.(1)	9,613	253
REGENXBIO, Inc.(1)	3,732	124
Sarepta Therapeutics, Inc.(1)	4,028	315
Shockwave Medical, Inc.(1)	846	175
Tandem Diabetes Care, Inc.(1)	6,011	699
Ultragenyx Pharmaceutical, Inc.(1)	3,362	244
		5,873

Industrials—17.9%
Applied Industrial Technologies, Inc.	1,467	151
Casella Waste Systems, Inc. Class A(1)	9,413	825
Chart Industries, Inc.(1)	3,467	595
Helios Technologies, Inc.	725	58
Herc Holdings, Inc.	3,646	609
MSA Safety, Inc.	2,224	295
Regal Rexnord Corp.	1,835	273
Saia, Inc.(1)	2,295	560
Simpson Manufacturing Co., Inc.	4,264	465
Timken Co. (The)	3,421	208
Vicor Corp.(1)	1,407	99
Zurn Water Solutions Corp.	4,537	161
		4,299

Information Technology—26.3%
Alpha & Omega Semiconductor Ltd.(1)	1,304	71
Bill.com Holdings, Inc.(1)	1,245	282
Blackline, Inc.(1)	1,967	144
DigitalOcean Holdings, Inc.(1)	2,208	128
Five9, Inc.(1)	8,545	943
FormFactor, Inc.(1)	11,597	488
Gitlab, Inc. Class A (1)(2)	926	51
II-VI, Inc.(1)	2,228	162
KnowBe4, Inc. Class A(1)	9,510	219
Kulicke & Soffa Industries, Inc.	2,497	140
Lattice Semiconductor Corp.(1)	5,873	358
Onto Innovation, Inc.(1)	2,487	216
Power Integrations, Inc.	1,931	179
Q2 Holdings, Inc.(1)	10,516	648
Sailpoint Technologies Holdings, Inc.(1)	2,059	105
SPS Commerce, Inc.(1)	1,895	249
Teledyne Technologies, Inc.(1)	2,525	1,193
Tenable Holdings, Inc.(1)	7,164	414
Varonis Systems, Inc.(1)	7,154	340
		6,330

Materials—3.6%
Balchem Corp.	5,216	713
	Shares	Value

Materials—continued
Quaker Chemical Corp.	635	$ 110
Ranpak Holdings Corp.(1)	2,272	46
		869

Real Estate—1.0%
Gladstone Land Corp.	4,023	147
Tanger Factory Outlet Centers, Inc.	5,945	102
		249

Total Common Stocks (Identified Cost $15,125)		23,742

Total Long-Term Investments—98.6% (Identified Cost $15,125)		23,742

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	326,920	327
Total Short-Term Investment (Identified Cost $327)		327

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)(4)	49,885	50
Total Securities Lending Collateral (Identified Cost $50)		50

TOTAL INVESTMENTS—100.2% (Identified Cost $15,502)		$24,119
Other assets and liabilities, net—(0.2)%		(45)
NET ASSETS—100.0%		$24,074

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$23,742	$23,742
Securities Lending Collateral	50	50
Money Market Mutual Fund	327	327
Total Investments	$24,119	$24,119
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3